Document Information	12 Months Ended
Dec. 31, 2025
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001288403
Registrant Name	W&T OFFSHORE INC
Period End Date	Dec. 31, 2025
Reporting Currency	USD
Alternative Reporting Regime	NR